Fees Summary	Apr. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,682,400.00
Total Fee Amount	1,751.44
Total Offset Amount	0.00
Net Fee	$ 1,751.44
Offering Table N/A
Offset Table N/A	N/A